UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23439

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ETF Opportunities Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

Practus, LLP
11300 Tomahawk Creek Parkway,
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Kingsbarn Dividend Opportunity ETF

ITEM 1.(a).    Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT APRIL 30, 2025
Kingsbarn Dividend Opportunity ETF
TICKER: DVDN (Listed on the NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Kingsbarn Dividend Opportunity ETF for the period of November 1, 2024 to April 30, 2025. You can ﬁnd additional information about the Fund at www.kingsbarncapital.com/kingsbarn-dvdn-dividend-opportunity-etf/. You can also request this information by contacting us at (866) 788-7878.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kingsbarn Dividend Opportunity ETF	$42	0.90%[1]

1 Annualized

How did the Fund Perform?

The Kingsbarn Dividend Opportunity ETF (the “Fund”) returned -10.21% for the six-month period of 11/1/2024 to 4/30/2025 and returned -7.39% for the 1-year period ending 4/30/25. The Fund underperformed its broad-based benchmark, the S&P 500® index, which returned -1.74% during the same six-month period. Additionally, the Fund underperformed its secondary indices, the MVIS US Mortgage REITs Index and the MVIS US Business Development Companies Index, which returned -1.25% and -0.68%, respectively, during the same six month period.

What Factors Influenced Performance?

As shown in the nearby Cumulative Performance chart, the Fund outperformed its two comparable yield-oriented indices from inception (11/2/2023) until early-2025 when it underperformed the two indices through 4/30/2025.

The Fund is an actively managed fund that maintains a fairly concentrated portfolio of 11-18 stocks. During the outperformance period, the Fund benefited from (i) exposure to select Commercial Mortgage REIT stocks that Kingsbarn Capital Management believed were undervalued relative to fundamentals; and (ii) exposure to Agency Residential Mortgage REIT stocks that incrementally benefited from a steepening of the yield curve. Beginning late-March ’25 and through April ’25, the Fund underperformed as its relatively concentrated portfolio suffered from the widening in credit spreads amid the market turmoil resultant from the tariffs announced on Liberation Day.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Kingsbarn Dividend Opportunity ETF - $10,999
S&P 500® Index - $13,420
MVIS US Mortgage REITs Index - $11,701
MVIS US Business Development Companies Index - $11,763
$14,000
$13,000
$12,000
$11,000
$10,000
11/2/23*
4/30/24
10/31/24
4/30/25

* Inception

Annual Performance
	1 year	Average Annual Total Return Since Inception
Kingsbarn Dividend Opportunity ETF	-7.39%	6.56%
S&P 500® Index	12.10%	21.71%
MVIS US Mortgage REITs Index	8.33%	11.06%
MVIS US Business Development Companies Index	2.67%	11.45%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The MVIS US Mortgage REITs Index tracks the performance of publicly traded mortgage real estate investment trusts (REITs) in the United States, which focus on investing in mortgage-backed securities and other real estate financing instruments.

The MVIS US Business Development Companies Index measures the performance of publicly traded business development companies (BDCs) in the United States, which provide financing to small and mid-sized businesses through loans and equity investments.

Visit www.kingsbarncapital.com/kingsbarn-dvdn-dividend-opportunity-etf/ for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Kingsbarn Dividend Opportunity ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2025)
Fund Net Assets	$1,754,441
Number of Holdings	18
Total Advisory Fee	$6,471
Annual Portfolio Turnover	758.08%

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Sector Breakdown

Top 10 Holdings
Granite Point Mortgage Trust, Inc.	7.35%
Rithm Capital Corp.	7.09%
Two Harbors Investment Corp.	7.04%
TPG RE Finance Trust, Inc.	6.90%
Annaly Capital Management, Inc.	6.83%
Claros Mortgage Trust, Inc.	6.78%
Franklin BSP Realty Trust, Inc.	6.75%
Cherry Hill Mortgage Investment Corp.	4.65%
Chimera Investment Corp.	4.49%
New York Mortgage Trust, Inc.	4.48%

For additional information about the Fund; including its summary prospectus, prospectus, ﬁnancial information, holdings and proxy information, visit www.kingsbarncapital.com/kingsbarn-dvdn-dividend-opportunity-etf/.

Kingsbarn Dividend Opportunity ETF Tailored Shareholder Report

ITEM 1.(b).    Not applicable.

ITEM 2.       CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.       INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Kingsbarn Dividend Opportunity ETF

(DVDN)

FINANCIAL STATEMENTS

AND OTHER INFORMATION

For the Six Months Ended April 30, 2025 (unaudited)

KINGSBARN DIVIDEND OPPORTUNITY ETF
Schedule of Investments	April 30, 2025 (unaudited)
		Shares	Value
97.06%	COMMON STOCKS

4.44%	COMMERCIAL MORTGAGE REIT
	Rithm Property Trust, Inc. REIT	26,656	$77,836

11.73%	DIVERSIFIED REIT
	Cherry Hill Mortgage Investment Corp. REIT	26,996	81,528
	Rithm Capital Corp. REIT	11,127	124,400
			205,928

29.54%	MORTGAGE REAL ESTATE INVESTMENT TRUSTS
	Claros Mortgage Trust, Inc. REIT(A)	48,379	119,012
	Ellington Residential Mortgage REIT	13,449	73,432
	Franklin BSP Realty Trust, Inc. REIT	10,400	118,352
	Granite Point Mortgage Trust, Inc. REIT	65,454	128,945
	New York Mortgage Trust, Inc. REIT	13,382	78,552
			518,293

51.35%	RESIDENTIAL MORTGAGE REIT
	AG Mortgage Investment Trust, Inc. REIT	11,902	77,720
	AGNC Investment Corp. REIT	8,574	75,709
	Annaly Capital Management, Inc. REIT	6,117	119,893
	Chimera Investment Corp. REIT	6,377	78,692
	Invesco Mortgage Capital, Inc. REIT	10,491	76,899
	MFA Financial, Inc. REIT	7,954	78,108
	Orchid Island Capital, Inc. REIT	10,740	76,791
	Sachem Capital Corp. REIT	70,446	72,559
	TPG RE Finance Trust, Inc. REIT	15,847	121,071
	Two Harbors Investment Corp. REIT	10,400	123,448
			900,890

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  April 30, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Schedule of Investments - continued	April 30, 2025 (unaudited)
		Value
97.06%	TOTAL COMMON STOCKS
	(Cost: $1,660,389)	$1,702,947

97.06%	TOTAL INVESTMENTS
	(Cost: $1,660,389)	1,702,947
2.94%	Other assets, net of liabilities	51,494
100.00%	NET ASSETS	$1,754,441

(A)    Non-income producing.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  APRIL 30, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Statement of Assets and Liabilities	April 30, 2025 (unaudited)
ASSETS
Investments at value (cost of $1,660,389) (Note 1)	$1,702,947
Cash	49,328
Dividends recievable	3,394
TOTAL ASSETS	1,755,669
LIABILITIES
Accrued advisory fees	1,228
TOTAL LIABILITIES	1,228
NET ASSETS	$1,754,441
Net Assets Consist of:
Paid-in capital	$2,068,588
Distributable earnings (accumulated deficits)	(314,147)
Net Assets	$1,754,441
NET ASSET VALUE PER SHARE
Net Assets	$1,754,441
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	80,000
Net Asset Value and Offering Price Per Share	$21.93

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  APRIL 30, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Statement of Operations	Six Months Ended April 30, 2025 (unaudited)
INVESTMENT INCOME
Dividend Income	$106,318
Total investment income	106,318
EXPENSES
Investment advisory fees (Note 2)	6,471
Total expenses	6,471
Net investment income (loss)	99,847
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	(332,967)
Net change in unrealized appreciation (depreciation) of investments	53,448
Net realized and unrealized gain (loss) on investments	(279,519)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(179,672)

(1)   Includes realized gains and losses from in-kind transactions (Note 3).

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  APRIL 30, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Statements of Changes in Net Assets
	Six Months Ended April 30, 2025 (unaudited)	Period Ended October 31, 2024*
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$99,847	$87,063
Net realized gain (loss) on investments	(332,967)	22,901
Net change in unrealized appreciation (depreciation) of investments	53,448	(10,890)
Increase (decrease) in net assets from operations	(179,672)	99,074
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(137,508)	(84,193)
Decrease in net assets from distributions	(137,508)	(84,193)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	1,706,345	1,370,792
Shares redeemed	(458,200)	(562,197)
Increase (decrease) in net assets from capital stock transactions	1,248,145	808,595
NET ASSETS
Increase (decrease) during period	930,965	823,476
Beginning of period	823,476	—
End of period	$1,754,441	$823,476

*   The Fund commenced operations on November 2, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  APRIL 30, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Six Months Ended April 30, 2025 (unaudited)	Period Ended October 31, 2024*
Net asset value, beginning of period	$27.45	$25.00
Investment activities
Net investment income (loss)(1)	1.79	3.73
Net realized and unrealized gain (loss) on investments(2)	(4.56)	1.97
Total from investment activities	(2.77)	5.70
Distributions
Net investment income	(1.86)	(3.25)
Net realized gain	(0.89)	—
Total distributions	(2.75)	(3.25)
Net asset value, end of period	$21.93	$27.45
Total Return(3)	(10.21%)	22.49%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.90%	0.90%
Net investment income (loss)	13.89%	12.76%
Portfolio turnover rate(5)	758.08%	1,049.98%
Net assets, end of period (000’s)	$1,754	$823

(1)   Per share amounts calculated using the average shares outstanding during each period.

(2)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing share transactions for the period.

(3)   Total return is for the period indicated and has not been annualized.

(4)   Ratios to average net assets have been annualized.

(5)   Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

*   The Fund commenced operations on November 2, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  APRIL 30, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements	April 30, 2025 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Kingsbarn Dividend Opportunity ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on November 2, 2023.

The Fund’s investment objective is to seek current income while maintaining prospects for capital appreciation.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by Kingsbarn Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-today management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately

FINANCIAL STATEMENTS  |  APRIL 30, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	April 30, 2025 (unaudited)

responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the Net Asset Value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS  |  APRIL 30, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	April 30, 2025 (unaudited)

The following is a summary of the level of inputs used to value the Fund’s investments as of April 30, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,702,947	$—	$—	$1,702,947
	$1,702,947	$—	$—	$1,702,947

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

The Fund held no Level 3 securities at any time during the six months ended April 30, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

FINANCIAL STATEMENTS  |  APRIL 30, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	April 30, 2025 (unaudited)

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the six months ended April 30, 2025, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

FINANCIAL STATEMENTS  |  APRIL 30, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	April 30, 2025 (unaudited)

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of April 30, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
Kingsbarn Dividend Opportunity ETF	10,000	$250	$219,300

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.

FINANCIAL STATEMENTS  |  APRIL 30, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	April 30, 2025 (unaudited)

The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes office space and certain administrative services; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for the oversight of the investment sub-advisor. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.90%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

The Advisor has retained Vident Asset Management, (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing, subject to the supervision of the Advisor and the Board. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on the Fund’s daily net assets, at an annual rate of 0.065% on assets up to $250,000,000, 0.06% on assets from $250,000,000 to $500,000,000, and 0.055% on assets in excess of $500,000,000, subject to a minimum annual fee of $50,000.

FINANCIAL STATEMENTS  |  APRIL 30, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	April 30, 2025 (unaudited)

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund,

FINANCIAL STATEMENTS  |  APRIL 30, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	April 30, 2025 (unaudited)

including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions for the six months ended April 30, 2025 were as follows:

Purchases	Sales
$10,455,074	$10,773,982

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended April 30, 2025 were as follows:

Purchases	Sales	Realized Gains (Losses)
$1,685,073	$193,023	$(17,933)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The tax character of distributions paid during the six months ended April 30, 2025 and the period ended October 31, 2024 were as follows:

	Six Months Ended April 30, 2025	Period Ended October 31, 2024
Distributions paid from:
Ordinary income	$92,756	$84,193
Net Realized Gains	44,752	—
	$137,508	$84,193

FINANCIAL STATEMENTS  |  APRIL 30, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	April 30, 2025 (unaudited)

As of April 30, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$9,961
Accumulated net realized gain (loss) on investments	(366,666)
Net unrealized appreciation (depreciation) on investments	42,558
$(314,147)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$1,660,389	$76,678	$(34,120)	$42,558

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

FINANCIAL STATEMENTS  |  APRIL 30, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	April 30, 2025 (unaudited)

Shares of beneficial interest transactions for the Fund were:

	Six Months Ended April 30, 2025	Period Ended October 31, 2024
Shares sold	70,000	50,000
Shares redeemed	(20,000)	(20,000)
Net increase (decrease)	50,000	30,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of April 30, 2025, 51.35% and 29.54% of the value of the net assets of the Fund were invested in securities within the Mortgage Real Estate Investment Trusts and Residential Mortgage REIT sectors, respectively.

NOTE 8 – PORTFOLIO TURNOVER RATE RISK

A fund with a high rate of portfolio turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. A fund with a high rate of portfolio turnover may also pay more brokerage commissions and

FINANCIAL STATEMENTS  |  APRIL 30, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	April 30, 2025 (unaudited)

may be more likely to incur other transaction costs (including imputed transaction costs), which may detract from performance. The Fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transactions costs it incurs will vary over time based on market conditions.

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and no additional items require disclosure.

FINANCIAL STATEMENTS  |  APRIL 30, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because Kingsbarn Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Agreement.

Not applicable.

FINANCIAL STATEMENTS  |  APRIL 30, 2025

ITEM 8.        CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.       REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.        STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.       DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.       PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.       CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.       RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.       EXHIBITS.

(a)(1)      Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)     Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant – Not applicable.

(b)        Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 7, 2025
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: July 7, 2025

*   Print the name and title of each signing officer under his or her signature.